Loan Participations Payable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Transfers and Servicing [Abstract]
Schedule of Participating Mortgage Loans
The Company's loan participations payable, net were as follows ($ in thousands):

	Carrying Value as of
	December 31, 2016	December 31, 2015
Loan participations payable(1)	$160,251	$153,000
Debt discounts and deferred financing costs, net	(930)	(914)
Total loan participations payable, net	$159,321	$152,086
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(1)
As of December 31, 2016, the Company had three loan participations payable with a weighted average interest rate of 4.8%. As of December 31, 2015, the Company had two loan participations payable with a weighted average interest rate of 4.6%.